SUPPLEMENT TO
FIDELITY CONTRAFUND
PROSPECTUS
DATED FEBRUARY 17, 1995
   The following information
replaces similar information
found under the "Transaction
Details" section beginning on
page 26:
FDC collects the proceeds
from the fund's     3   % sales
charge and may pay a
portion of them to securities
dealers who have sold the
fund's shares, or to others,
including banks and other
financial institutions (qualified
recipients), under special
arrangements in connection
with FDC's sales activities.
The sales charge paid to
qualified recipients is 1.50%
of the fund's offering price.
The following information
replaces similar information
found under the "Waivers"
section beginning on page 28:
       6.    To shares purchased
through Portfolio Advisory
Services or Fidelity
Charitable Advisory Services.
9. If you invest as part of a
payroll deduction program
through an employer who
also maintains a
Fidelity-sponsored employee
benefit plan or is a member
of the Fidelity Retail Advisory
Group, provided the
employer enters into a load
waiver agreement which
specifies certain qualifying
restrictions and operating
provisions.






SUPPLEMENT TO
FIDELITY CONTRAFUND
PROSPECTUS
DATED FEBRUARY 17, 1995
   The following information
replaces similar information
found under the "Transaction
Details" section beginning on
page 26:
FDC collects the proceeds
from the fund's     3   % sales
charge and may pay a
portion of them to securities
dealers who have sold the
fund's shares, or to others,
including banks and other
financial institutions (qualified
recipients), under special
arrangements in connection
with FDC's sales activities.
The sales charge paid to
qualified recipients is 1.50%
of the fund's offering price.
The following information
replaces similar information
found under the "Waivers"
section beginning on page 28:
       6.    To shares purchased
through Portfolio Advisory
Services or Fidelity
Charitable Advisory Services.
9. If you invest as part of a
payroll deduction program
through an employer who
also maintains a
Fidelity-sponsored employee
benefit plan or is a member
of the Fidelity Retail Advisory
Group, provided the
employer enters into a load
waiver agreement which
specifies certain qualifying
restrictions and operating
provisions.






   CON-96-1 January 1, 1996
CON-96-1 January 1, 1996